MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.60

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
VerifiedDocType	0	23	0%
ARMInitialFixedRatePeriod	0	1	0%
B1FirstName	0	23	0%
LoanAmount	0	23	0%
SalesPrice	0	16	0%
ARMSubsequentInterestRateCap	0	1	0%
ReviewedTotalDebtIncomeRatio	9	23	39.13%
QualifyingLTV	0	23	0%
Occupancy	0	23	0%
QualifyingCLTV	3	23	13.04%
InterestRate	0	23	0%
PropertyZipCode	0	23	0%
ARMInitialInterestRateCap	0	1	0%
QualifyingFICO	0	23	0%
BusinessPurposeFlag	0	23	0%
LoanProgram	0	23	0%
PrepaymentPenaltyTotalTerm	0	1	0%
OriginationForeclosureFlag	1	2	50%
Term	0	23	0%
LoanPurpose	0	23	0%
PropertyState	0	23	0%
ARMLifetimeInterestRateCapMaximum	0	1	0%
EscrowIndicator	0	23	0%
FinalReviewedQMStatus	0	23	0%
B1LastName	0	23	0%
PropertyAddress	0	23	0%
NoteType	0	23	0%
PropertyCity	0	23	0%
ARMSubsequentInterestRateChangeFrequency	0	1	0%
Margin	0	1	0%
ARMLifetimeInterestRateMinimum	0	1	0%